Additional information: condensed financial statements of the Company	12 Months Ended
Dec. 31, 2021
Additional information: condensed financial statements of the Company
Additional information: condensed financial statements of the Company

30.        Additional information: condensed financial statements of the Company

Regulation S-X requires condensed financial information as to financial position, statements of cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The Company records its investment in its subsidiaries, VIE and VIE’s subsidiaries under the equity method of accounting.

Such investments are presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries and consolidated VIE”.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.

30.        Additional information: condensed financial statements of the Company (Continued)

The Company did not have significant other commitments, long-term obligations, or guarantees as of December 31, 2021.

Condensed Balance Sheets

(In thousands)	December 31, 2020	December 31, 2021
Assets
Current assets:
Cash and cash equivalents	57,585	32,015
Short-term investments	47,525	40,972
Due from group companies	3,323	107,484
Prepayments and other current assets	860	183
Total current assets	109,293	180,654
Non-current assets:
Due from group companies, non-current portion	175,720	92,917
Investments in subsidiaries and consolidated VIE	20,064	36,324
Total assets	305,077	309,895
Liabilities
Current liabilities:
Accounts payable	55	55
Due to subsidiaries and consolidated VIE	10,750	2,546
Due to related parties	—	1,506
Contract liabilities and deferred income	1	—
Accrued liabilities and other payables	2,118	2,141
Total current liabilities	12,924	6,248
Total liabilities	12,924	6,248
Commitments and contingencies
Shareholders’ equity
Common shares	84	84
Treasury shares (34,475,224 shares and 31,619,259 shares as of December 31, 2020 and 2021, respectively)	8	8
Other shareholders’ equity	292,061	303,555
Total Xunlei Limited’s shareholders’ equity	292,153	303,647
Total liabilities and shareholders’ equity	305,077	309,895

30.        Additional information: condensed financial statements of the Company (Continued)

Condensed Statements of Operations

	Years ended December 31,
(In thousands)	2019	2020	2021
Operating expenses
Sales and marketing expenses	(1)	—	—
General and administrative expenses	(1,247)	(1,438)	(3,302)
Total operating expenses	(1,248)	(1,438)	(3,302)
Operating loss	(1,248)	(1,438)	(3,302)
Interest income	1,496	2	107
Interest expense	(75)	(399)	(95)
Other income, net	4,712	2,455	585
(Loss)/income from subsidiaries and consolidated VIE	(57,787)	(14,361)	3,935
(Loss)/income before income tax	(52,902)	(13,741)	1,230
Income tax expenses	(267)	(99)	(39)
Net (loss)/income	(53,169)	(13,840)	1,191
Net (loss)/income attributable to Xunlei Limited’s common shareholders	(53,169)	(13,840)	1,191

Condensed Statements of Cash Flows

	Years ended December 31,
(In thousands)	2019	2020	2021
Other operating activities with external parties	3,854	649	(5,732)
Net cash generated from/(used in) operating activities	3,854	649	(5,732)
Capital contribution to group companies	(100,000)	—	—
Loans to group companies	(25,750)	(1,802)	(26,391)
Repayment of loans from group companies	2,459	500	—
Other investing activities with external parties	79,339	55,030	6,553
Net cash (used in)/generated from investing activities	(43,952)	53,728	(19,838)
Other financing activities with external parties	—	(4,475)	—
Net cash used in financing activities	—	(4,475)	—
Net (decrease)/increase in cash and cash equivalents	(40,098)	49,902	(25,570)
Cash and cash equivalents at beginning of year	47,781	7,683	57,585
Effect of exchange rates on cash and cash equivalents	—	—	—
Cash and cash equivalents at end of year	7,683	57,585	32,015

Amounts previously reported for 2020 and 2019 have been revised, which revisions, in the opinion of management, are immaterial. The impact of the revisions was eliminated in consolidation. There is no impact on the previously reported consolidated financial position, results of operations or cash flows.

The Company provided certain long-term cash advances to its subsidiaries and consolidated VIE which were previously reported as due from group companies under current receivables. The current portion of due from group companies, the non-current portion of due from group companies and investments in subsidiaries and consolidated VIE of the Company have been revised to reflect an adjustment with a decrease of USD275.7 million, an increase of USD175.7 million and USD100.0 million as of December 31, 2020, respectively.

30.        Additional information: condensed financial statements of the Company (Continued)

The cash advances provided to group companies, which were of investing nature, were previously reported as operating activities. The short-term investments at beginning of year were previously reported as cash and cash equivalents at beginning of year and the purchases and maturities of short-term investments were previously excluded from investing activities, and the amount of movements in investments in subsidiaries and consolidated VIE was previously reported as investing activities in 2019 and 2020. To properly reflect the condensed statements of cash flows, the amounts of cash flow activities of the Company have been revised to reflect an adjustment with an increase of USD175.7 million and USD13.4 million in the net cash generated from operating activities, an increase of USD96.3 million and a decrease of USD41.7 million in the net cash used in investing activities, and a decrease of USD181.9 million and USD102.6 million in the cash and cash equivalents at beginning of year for the year ended December 31, 2019 and 2020, respectively.